GENERAL - Fair Values and Excess Purchase Consideration (Details) $ in Millions				1 Months Ended	5 Months Ended	6 Months Ended
	Nov. 10, 2022 USD ($) vessel	Jun. 30, 2022 subsidiary	Feb. 25, 2022 vessel subsidiary	Jan. 26, 2022 USD ($) vessel	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal
Assets Acquired
Vessels and equipment, net				$ 1,387.3
Other current and non-current assets				61.7
Total assets acquired:				1,449.0
Liabilities:
Current portion of long-term debt				154.5
Unfavorable contracts liabilities				0.0
Other current and non-current liabilities				643.3
Total liabilities assumed:				797.8
Non-controlling interest				67.4
Net assets to be acquired:				583.8
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired				0.0
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Assembled Workforce
Assets Acquired
Intangible assets acquired				0.0
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Customer Relationships
Assets Acquired
Intangible assets acquired				0.0
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments
Assets Acquired
Vessels and equipment, net				(222.2)
Other current and non-current assets				0.0
Total assets acquired:				(200.7)
Liabilities:
Current portion of long-term debt				(4.5)
Unfavorable contracts liabilities				69.7
Other current and non-current liabilities				0.0
Total liabilities assumed:				65.2
Non-controlling interest				(0.1)
Net assets to be acquired:				(265.8)
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired				13.5
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Assembled Workforce
Assets Acquired
Intangible assets acquired				4.5
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Customer Relationships
Assets Acquired
Intangible assets acquired				3.5
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired
Assets Acquired
Vessels and equipment, net					$ 1,165.1
Other current and non-current assets					61.7
Total assets acquired:					1,248.3
Liabilities:
Current portion of long-term debt					150.0
Unfavorable contracts liabilities					69.7
Other current and non-current liabilities					643.3
Total liabilities assumed:					863.0
Non-controlling interest					67.3
Net assets to be acquired:				(318.0)	318.0
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired					13.5
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Assembled Workforce
Assets Acquired
Intangible assets acquired					4.5
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Customer Relationships
Assets Acquired
Intangible assets acquired					3.5
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation
Assets Acquired
Vessels and equipment, net					27.9
Other current and non-current assets					0.1
Total assets acquired:					28.2
Liabilities:
Current portion of long-term debt					0.0
Unfavorable contracts liabilities					0.0
Other current and non-current liabilities					0.0
Total liabilities assumed:					0.0
Non-controlling interest					0.0
Net assets to be acquired:				28.2	28.2
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired					0.0
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Assembled Workforce
Assets Acquired
Intangible assets acquired					0.1
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Customer Relationships
Assets Acquired
Intangible assets acquired					0.1
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition
Assets Acquired
Vessels and equipment, net					1,193.0
Other current and non-current assets					61.8
Total assets acquired:					1,276.5
Liabilities:
Current portion of long-term debt					150.0
Unfavorable contracts liabilities					69.7
Other current and non-current liabilities					643.3
Total liabilities assumed:					863.0
Non-controlling interest					67.3
Net assets to be acquired:				346.2	346.2
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired					13.5
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Assembled Workforce
Assets Acquired
Intangible assets acquired					4.6
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Customer Relationships
Assets Acquired
Intangible assets acquired					$ 3.6
Vessel SPA
Liabilities:
Number of subsidiaries acquired | subsidiary			9
Purchase price per vessel				$ 145.0		$ 145.0
Number of vessels acquired | vessel			8	8
Net cash purchase consideration				$ 1,160.0		$ 1,160.0
ManCo SPA
Liabilities:
Number of subsidiaries acquired | subsidiary		4
MSA Agreement
Liabilities:
Purchase price per vessel	$ 234.0
Number of vessels acquired | vessel	4
Net cash purchase consideration	$ 135.2